Results related to derecognition of financial liabilities (Details) € in Thousands	3 Months Ended
Mar. 31, 2023 EUR (€)
Results related to derecognition of financial liabilities
Gain on waiver of Amylon convertible loans	€ 408
Total results related to derecognition of financial liabilities	€ 408